As filed with the Securities and Exchange Commission on June 23, 2009
                                            1933 Act Registration No. 333-61554
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 33 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 187 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                       Lincoln ChoicePlus II Advance and
                     Lincoln ChoicePlus Assurance (L Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Ronald R. Bessette, Esquire
                  The Lincoln National Life Insurance Company
                               One Granite Place
                               Concord, NH 03301

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on ____________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company

                     Lincoln Life Variable Annuity Account N

                     Lincoln ChoicePlus Assurance (L Share)

        Supplement to the Prospectus dated May 1, 2009 as supplemented

This supplement dated ____, 2009, introduces a new annuity payout option for your individual variable annuity contract. It is for informational purposes and requires no action on your part.

The Lincoln SmartIncomeSM is a fixed annuity payout option that provides:
o Scheduled Payments that may change annually. Payment changes are linked to changes in inflation as measured by the Consumer Price Index-Urban (CPI) published by the U.S. Bureau of Labor Statistics.
o     A Guaranteed Minimum Scheduled Payment amount.
o     A Death Benefit.
o A Reserve Value from which Unscheduled Payments may be taken as long as the Reserve Value is greater than zero.

All or a portion of your contract value may be used to fund the Lincoln SmartIncomeSM, as long as any remainder of the contract value is used to fund another annuity payout option. Once you elect the Lincoln SmartIncomeSM you may not transfer to another annuity payout option.

The Lincoln SmartIncomeSM may not be available for purchase in the future as we reserve the right not to offer it for sale. We also reserve the right to substitute an appropriate index for the CPI, if:

1. The CPI is discontinued, delayed, or otherwise not available for this use; or
2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

Charges and Other Deductions - Rider Charges.

There is no charge for Lincoln SmartIncomeSM unless Unscheduled Payments are made.

Unscheduled Payment Charges

The following table describes the Unscheduled Payment Charge for the Lincoln SmartIncomeSM on and after the Annuity Commencement Date.

Lincoln SmartIncomeSM Unscheduled Payment charge*

     Rider Year            1        2       3        4        5        6        7       8+
     Charge                7%       7%      7%       6%       5%       4%       3%      0%

*The charge is a percent of the Reserve Value withdrawn. The charge is applied only to amounts in excess of the annual 10% free amount.

Annuity Options - Lincoln SmartIncomeSM. Lincoln SmartIncomeSM offers a Scheduled Payment amount for your lifetime. You must wait at least five years from the effective date of the contract to elect Lincoln SmartIncomeSM. You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The first payment must be at least 30 days and within one year after Lincoln SmartIncomeSM is issued. The Scheduled Payment will be adjusted (Scheduled Payment adjustment) either up or down on an annual basis depending upon the percentage change of the CPI (CPI adjustment). The Scheduled Payment will never be adjusted lower than the Guaranteed Minimum Scheduled Payment amount which will be equal to the initial Scheduled Payment Amount.

There is also a Reserve Value that is a value we establish to determine the amount available for Unscheduled Payments and the death benefit, if any. The initial Reserve Value is equal to the amount of the contract value used to fund Lincoln SmartIncomeSM less any premium taxes that are deducted. You may take Unscheduled Payments without charges from the Reserve Value annually in an amount equal to 10% of the Reserve Value as long as the Reserve Value is greater than zero. The amount of any Unscheduled Payment that exceeds the 10% annual limitation without charges will incur Unscheduled Payment charges. Unscheduled Payments reduce the Scheduled Payment and Guaranteed Minimum Scheduled Payment by the same proportion that the Unscheduled Payment reduces the Reserve Value. The Reserve Value will be adjusted (Reserve Value Adjustment) each January 1st by the Reserve Value adjustment rate to reflect changes in the CPI. The Reserve Value is decreased by any Scheduled or Unscheduled Payments and related charges or premium taxes.

Scheduled Payment and Guaranteed Minimum Scheduled Payment. The amount of your Guaranteed Minimum Scheduled Payment will initially be equal to the initial Scheduled Payment, however, it will be reduced for Unscheduled Payments. Your payment will never be less than the Guaranteed Minimum Scheduled Payment, as adjusted for any Unscheduled Payments.
The initial Scheduled Payment is calculated by multiplying the contract value allocated to Lincoln SmartIncomeSM by an income factor. The income factor is based upon:
         o The age and sex of the annuitant and secondary life (the person in addition to the annuitant upon whose life the Scheduled Payments will also be contingent);
         o The frequency of the Scheduled Payments;
         o The Scheduled Payments start date.

CPI Adjustment. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value amount may be adjusted up or down by the percentage change in the CPI during the preceding calendar year. CPI adjustments may be positive or negative, depending on whether the CPI has risen or fallen. The change in the CPI is based on the CPI values (CPI Value) reported each December. The CPI reported in December is the CPI for the month of November. The first Scheduled Payment adjustment and Reserve Value adjustment will be made on the January 1st immediately following the date Lincoln SmartIncomeSM is elected. For the first CPI adjustment the initial CPI will be the CPI reported in the month preceding the date that Lincoln SmartIncomeSM is elected. The first CPI adjustment will be an amount equal to [(i)/(ii)] where:

(i) = the CPI published in December immediately preceding the Adjustment Date
(ii) = the initial CPI

CPI adjustments after the first adjustment will be an amount equal to [(i)/
(ii)] where:

(i) = the CPI published in December immediately preceding the Adjustment Date
(ii) = the CPI published in December two calendar years preceding the Adjustment Date.

The Scheduled Payment Adjustment can increase or decrease the Scheduled Payment, depending on the changes in the CPI Value. If the CPI Value falls below the initial CPI Value the Scheduled Payment will be set equal to the Guaranteed Minimum Scheduled Payment and remain at that level until the CPI Value exceeds the intial CPI Value. In the year that the CPI Value exceeds the initial CPI Value, the Scheduled Payment will be increased only to the extent the CPI Value exceeds the initial CPI Value. The Reserve Value is always adjusted for the full amount of the change in the CPI.

The following example demonstrates the impact of a positive CPI adjustment to the Scheduled Payment:

Scheduled Payment 12/31/2009                                      $    5,000
Guaranteed Minimum Scheduled Payment                              $    4,800
CPI reported in December for calendar year 2009                          120
CPI reported in December of previous year                                115
Scheduled Payment for next calendar year                          $    5,217.39

Scheduled Payment for next calendar year = $5,000 x (120/115) = $5,217.39.

The following example demonstrates the impact of a negative CPI adjustment to the Scheduled Payment:

Scheduled Payment 12/31/2009                                       $     5,000
Guaranteed Minimum Scheduled Payment                               $     4,800
Reserve Value 12/31/2009                                             $ 100,000
CPI reported in December for calendar year 2009                            120
CPI reported in December of previous year                                  130
Scheduled Payment for next calendar year                           $      4,800
Reserve Value after 1/1/2010 adjustment                            $    92,308
Scheduled Payment for 2010 [$5,000 x (120/130)]                    $    4,615.38

Since $4,615.38 is less than the Guaranteed Minimum Scheduled Payment, the Scheduled Payment for 2010 will equal the Guaranteed Minimum Scheduled Payment of $4,800. The Scheduled Payment adjustment in January 2011 will be applied to the lower adjusted Scheduled Payment for 2010 ($4,615.38) and not the Scheduled Payment amount that was actually paid in 2010 as the Guaranteed Minimum Schedule Payment amount is never adjusted for changes in the CPI.

The Reserve Value after the January 2010 CPI adjustment
[$100,000 x (120/130)]                                             $   92,308

Continuing this example for the next year's CPI adjustment

o        Scheduled Payment 12/31/2010                              $    4,800
o        Guaranteed Minimum Scheduled Payment                      $    4,800
o        Reserve Value 12/31/2010                                  $   87,508
o        CPI reported in December for calendar year 2010                  140
o        CPI reported in December of previous year                        120
o        Scheduled Payment for next calendar year                  $  5,384.61
o        Reserve Value after 1/1/2011 CPI adjustment               $   102,093

Reserve Value 12/31/2010 = $92,308 - 4,800 = $87,508
Scheduled Payment for next calendar year = $5,384.61 [$4,615.38 X (140/120)]. The CPI adjustment (140/120) is applied to the previous calculated Scheduled Payment and not the Guaranteed Minimum Scheduled Payment.
Reserve Value after January 2011 CPI adjustment = $87,508 X (140/120) =
$102,093.

Reserve value. The initial Reserve Value is equal to that portion of your contract value used to purchase the Lincoln SmartIncomeSM on the effective date of Lincoln SmartIncomeSM. The Reserve Value will be adjusted each January 1st by the percentage change in the CPI during the preceding calendar year. Scheduled and Unscheduled Payments and related charges or premium taxes will decrease the Reserve Value. Once the Reserve Value reaches zero, no future Unscheduled Payments will be allowed and there will be no further Reserve Value adjustments. Regularly Scheduled Payments continue throughout the life of the annuitant unless the Reserve Value is reduced to zero as a result of Unscheduled Payments and the deduction of related charges or taxes in which case Lincoln SmartIncomeSM will terminate.

Unscheduled Payments. You may take Unscheduled Payments up to the amount of the Reserve Value less any related Unscheduled Payment Charges and any deduction for premium taxes. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). A proportional reduction may reduce your Guaranteed Minimum Scheduled Payment by more than your actual withdrawal amount. Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.

Withdrawals of up to 10% of the Reserve Value may be taken as an Unscheduled Payment each contract year without charge, as long as the Reserve Value is greater than zero. Amounts withdrawn in excess of 10% of the Reserve Value are subject to an Unscheduled Payment charge (see Charges and Other Deductions - Lincoln SmartIncome Payment option Charge). Unscheduled Payments less than 10% of the Reserve Value each year are not subject to an Unscheduled Payment charge. If the contractowner or annuitant is diagnosed with a terminal illness or confined to an extended care facility then no Unscheduled Payment charges are assessed on any Unscheduled Payment.

The following example demonstrates the impact of an Unscheduled Payment to the Scheduled Payment and the Guaranteed Minimum Scheduled Payment:

Scheduled Payment                               $  5,000
Guaranteed Minimum Scheduled Payment            $  4,800
Reserve Value before Unscheduled Payment        $500,000
Unscheduled Payment                             $ 75,000 ($75,000/$500,000 =
                                                  a 15% Unscheduled Payment)

Reduction in Scheduled Payment = $5,000 x .15 = $750
Scheduled Payment after Unscheduled Payment = $5,000 - $750 = $4,250 Reduction in Guaranteed Minimum Scheduled Payment = $4,800 x .15 = $720 Guaranteed Minimum Scheduled Payment after Unscheduled Payment =
$4,800 - $720 = $4,080

If the Unscheduled Payment is taken during the first seven contract years an Unscheduled Payment Charge is assessed for the amount of the Unscheduled Payment that exceeds the 10% free amount per contract year. The following example demonstrates the Unscheduled Payment Charge for an Unscheduled Payment taken in the third contract year:

o        Scheduled Payment                                    $  5,000
o        Unscheduled Payment Charge Percent                           7%
o        Reserve Value before Unscheduled Payment             $ 500,000
o        Prior Unscheduled Payments in same contract year     $  10,000
o        Unscheduled Payment                                  $  75,000
                                                (a 15% Unscheduled Payment)

Free Amount = $500,000 X 10% = $50,000
Remaining Free Amount = $50,000 - $10,000 (prior Unscheduled Payment) = $40,000 Unscheduled Payment Charge = ($75,000 - $40,000) X .07 = $2,450
Unscheduled Payment Charge is deducted from Unscheduled Payment
($75,000 - $2,450 = $72,550 proceeds from Unscheduled Payment).
Reserve Value after Unscheduled Payment and Unscheduled Payment Charge = $425,000 ($500,000- $75,000).

If the deduction for an Unscheduled Payment and related Unscheduled Payment charge and taxes reduce the Reserve Value to zero, Lincoln SmartIncomeSM will terminate.

Death of Contractowner, Annuitant or Secondary Life

Upon the death of either the contractowner or the annuitant a Death Benefit may be paid. The Death Benefit will be determined as of the date due proof of death is received by us.

If any contractowner (who is not the annuitant) dies while Lincoln SmartIncomeSM is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may: 1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments until the later of (i) the Death Benefit is reduced to zero, or (ii) the death(s) of the annuitant and any Secondary Life.

If the annuitant dies (whether not the annuitant is an Owner) while Lincoln SmartIncomeSM is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may: 1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment Charge until the later of (i) the Death Benefit is reduced to zero (this may necessitate a reduced final Scheduled Payment to reduce the Death Benefit to zero), or (ii) the death of any Secondary Life.

Death Benefit means the greater of:
a. The Reserve Value; or
b. The initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment Charges.

If the Secondary Life (who is not an Owner) dies while Lincoln SmartIncomeSM is in force the holder of the rights of ownership pursuant to the terms of the underlying contract may:
1. Terminate the contract and receive the Reserve Value, if any, less any Unscheduled Payment Charge in a lump-sum; or
2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment Charge until the later of (i) the Reserve Value is reduced to zero (this may necessitate a reduced final Scheduled Payment to reduce the Reserve Value to zero), or
(ii) the death of the annuitant.

Termination

Lincoln SmartIncomeSM will terminate if the deduction for an Unscheduled Payment, any related Unscheduled Payment Charge and any premium taxes reduces the Reserve Value to zero. If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all unscheduled Payment Charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference.

If we make any Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM should have been terminated, any such payments made are recoverable by us. The Owner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.



                Please keep this Supplement for future reference.

                                     PART A

The prospectuses, as supplemented, for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009 and to the definitive 497 Filing filed on May 5, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-61554) filed on May 5, 2009.

Supplement to the prospectuses for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 333-61554) filed on June 22, 2009.


                                     PART B

The Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009 and to the definitive 497 Filing filed on May 5, 2009.

Supplement to the Statements of Additional Information for the ChoicePlus II Advance and ChoicePlus Assurance (L Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 32
(File No. 333-61554) filed on June 22, 2009.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2009
     Statement of Operations - Year ended December 31, 2009
     Statements of Changes in Net Assets - Years ended December 31, 2009 and
      2008
     Notes to Financial Statements - December 31, 2009
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for the The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Consolidated Balance Sheets - Years ended December 31, 2009 and 2008 Consolidated Statements of Income - Years ended December 31, 2009, 2008, and 2007
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
      2009, 2008, and 2007
     Consolidated Statements of Cash Flows - Years ended December 31, 2009,
      2008, and 2007
     Notes to Consolidated Financial Statements - December 31, 2009
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None.

(3) (a) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (e) Selling Group for ChoicePlus Assurance is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (f) ChoicePlus Selling Agreement with Affiliates is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (g) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (d) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.
      2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (l) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61554) filed on October 11, 2002

   (o) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (p) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (q) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (r) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (t) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (u) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (y) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (z) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (aa) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (bb) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (cc) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (dd) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (ee) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-61554) filed on April 24, 2003.

   (ff) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (gg) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (hh) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (ii) Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

   (jj) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (kk) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (ll) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (mm) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (pp) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (qq) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (rr) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (ss) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (tt) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (uu) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 22, 2006.

   (vv) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-61554) filed on December 21, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

   (xx) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-61554) filed on April 17, 2007.

   (yy) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (zz) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (aaa) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (bbb) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ccc) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(5) (a) ChoicePlus II Advance Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61554) filed on April 11, 2002.

   (b) ChoicePlus Assurance (L Share) Application (CPAL 1/08) incorporated herein by reference to Post-Effective No. 25 (File No. 333-61554) filed on April 10, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on
        April 1, 2008.

     (iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (v) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

     (viii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-68842) filed on April 3, 2009.

     (xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (xv) DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

     (xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139660) filed on April 1, 2008.

 (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (vi) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

   (c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673), filed on November 28, 2007.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-61554) filed on April 15, 2004.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-61554) filed on April 14, 2009.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                        Positions and Offices with Depositor
-------------------------   ---------------------------------------------------------------
Dennis R. Glass**           President and Director
Chuck C. Cornelio**         Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**     Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***      Vice President and Chief Compliance Officer
Mark E. Konen****           Senior Vice President and Director
See Yeng Quek*****          Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*              Vice President and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Rise' C.M. Taylor*          Vice President and Treasurer
C. Suzanne Womack**         Second Vice President and Secretary

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2009 there were 130,397 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Linda E. Woodward***       Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 23rd day of June, 2009.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus II Advance and
      Lincoln ChoicePlus Assurance (L Share)

      By:   /s/ Delson R. Campbell
            ------------------------------------
            Delson R. Campbell
            Assistant Vice President, The Lincoln National Life Insurance
            Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 22, 2009.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Executive Vice President and Chief Adminstrative Officer
------------------------------
Charles C. Cornelio
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan

*By:/s/ Delson R. Campbell       Pursuant to a Power of Attorney
 ---------------------------
  Delson R. Campbell